Transfer of Financial Assets (Trade Receivables Sold, Deferred Proceeds from Sales and Collections of Deferred Proceeds) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Transfer of Financial Assets Accounted for as Sales [Line Items]
Total trade receivables sold	¥ 73,185	¥ 53,267	¥ 633,190
Collections of deferred proceeds	1,202	2,298	22,512
Electronics Business | U.S. Subsidiary
Transfer of Financial Assets Accounted for as Sales [Line Items]
Total trade receivables sold			50,400
Deferred proceeds			16,150
Collections of deferred proceeds			22,512
Pictures | U.S. Subsidiary
Transfer of Financial Assets Accounted for as Sales [Line Items]
Total trade receivables sold	238	2,918	4,237
Deferred proceeds	238	2,918	¥ 4,237
Collections of deferred proceeds	¥ 1,202	¥ 2,298